Commitments and Contingencies (Details Narrative)		1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 08, 2017 USD ($)	Feb. 28, 2017 USD ($) ft²	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($) ft²	Mar. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($) a	Jan. 20, 2015 USD ($) a
Area of land | a							6,538	7,376
Promissory note							$ 19,107,000	$ 18,886,000
State of Colorado [Member]
Penality payment							100,000
State of Colorado [Member] | Minimum [Member]
Breach of contract cost							1,800,000
State of Colorado [Member] | Maximum [Member]
Breach of contract cost							2,200,000
Blue & Green, LLC [Member] | January 19, 2018 [Member]
Promissory note							2,115,000
Interest on debt							$ 300,000
Ryley Carlock & Applewhite [Member]
Attorneys' fees owed for services rendered	$ 139,000
Accounts payable	$ 139,000
Suncanna Lease Litigation [Member]
Lawsuit filing date							08/31/2016
Plaintiff name							Aaron Van Wingerden, owner of Suncanna
Defendants named							GrowCo, GrowCo Business Development, LLC, GCP1, GrowCo Funding, LLC., TR Capital, Two Rivers and certain current and former employees, and associates.
Domicile of Litigation							Pueblo County Colorado District Court
Result of trial and status of litigation							On October 27, 2016, in a contempt of court hearing, a Pueblo County Colorado District Court judge ruled in favor of plaintiff Aaron Van Wingerden and against GCP1 in a matter regarding the prevention of Suncanna’s access to GCP1’s greenhouse prior to Suncanna vacating the premises on September 6, 2016. We believe that this ruling was in error and are appealing this decision.
Water Rights Litigation [Member]
Plaintiff name							State of Colorado (Office of the State Engineer and the local Division Engineer), and neighboring water rights holders
Result of trial and status of litigation							In the quarter ending March 31, 2016, the Company entered into a stipulation agreement with the State, settling the State’s claims, whereby the Company agreed to take the existing dam structure down to the sediment level by March 31, 2018. The Company has been able to empty all the water in the Dam, but it will not be able to meet the requirements of the stipulation agreement by March 31. It anticipatess that it will by late 2018.
Damages sought							Water rights and claims by the State concerning an existing dam in Huerfano County, Colorado, and a demand by the State to breach the dam structure.
Employment Agreement [Member] | Wayne Harding [Member]
Employment contract term, description							Effective January 1, 2011, the Company entered into an employment agreement with Wayne Harding, as CFO. The initial term of the contract was one year, which renews automatically for successive one-year terms unless and until either party delivers notice of termination within 30 days of the expiration of the then current term. The original employment agreement was modified in 2017.
Colorado Center LLC [Member]
Area of land | ft²				1,775
Monthly payments on operating lease				$ 3,900
Lease termination date				Jun. 30, 2018
Parker Road Campus [Member]
Area of land | ft²		1,554
Monthly payments on operating lease		$ 2,201
Lease termination date		Mar. 31, 2020
GCP2 [Member]
Area of land | a							40
Estimated cost of greenhouse construction							$ 3,000,000
GCP1 [Member]
Area of land | a									40
Write-off of receivables						$ 1,330,000
Promissory note									$ 4,400,000
GCP1 [Member] | Lease Receivable [Member]
Write-off of receivables					$ 700,000
GCP1 [Member] | Deferred Rent [Member]
Write-off of receivables					43,000
GCP1 [Member] | Advances [Member]
Write-off of receivables			$ 587,000		$ 587,000